SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentrations (Details) - New Dragonfly	6 Months Ended	12 Months Ended
	Jun. 30, 2022 item customer	Dec. 31, 2021 customer	Dec. 31, 2021	Dec. 31, 2021 item	Dec. 31, 2020 customer
Concentrations
Number of customers	1	2			1
Number of vendors	1	3		2	4
Accounts receivable | Credit concentration risk | Customer one
Concentrations
Concentration risk (in percent)	57.00%		42.00%		22.00%
Accounts receivable | Credit concentration risk | Customer two
Concentrations
Concentration risk (in percent)			16.00%
Revenue | Customer concentration risk | Customer one
Concentrations
Concentration risk (in percent)	11.00%
Purchases | Vendor concentration risk | Vendor one
Concentrations
Concentration risk (in percent)	20.00%		27.00%
Purchases | Vendor concentration risk | Vendor two
Concentrations
Concentration risk (in percent)	13.00%		10.00%
Purchases | Vendor concentration risk | Vendor C
Concentrations
Concentration risk (in percent)			10.00%
Purchases | Vendor concentration risk | Vendor D
Concentrations
Concentration risk (in percent)					19.00%
Purchases | Vendor concentration risk | Vendor E
Concentrations
Concentration risk (in percent)					14.00%
Purchases | Vendor concentration risk | Vendor F
Concentrations
Concentration risk (in percent)					11.00%
Purchases | Vendor concentration risk | Vendor G
Concentrations
Concentration risk (in percent)					10.00%
Purchases | Vendor concentration risk | Customer one
Concentrations
Concentration risk (in percent)	26.00%